Cash and cash equivalents	12 Months Ended
Mar. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2023 amounted to ₹
3,650,446
(March 31, 2022: ₹
3,781,978
 and
March 31, 2021:
₹
5,101,083
). This excludes cash-restricted of ₹ 1,194,787 (March 31, 2022: ₹ 792,035 and March 31, 2021: ₹ 400,971), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2023	March 31, 2022	March 31, 202 1
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	1,194,787	792,035	400,971
Total restricted cash	1,194,787	792,035	400,971
(b) Non restricted cash
Current
Cash and bank balances	3,650,446	3,781,978	5,101,083

Total cash (a+b)	4,845,233	4,574,013	5,502,054
Bank overdraft used for cash management purposes	(951,504)	(371,995)	(123,666)
Cash and cash equivalents for the statement of cash flows	3,893,729	4,202,018	5,378,388